Acquisitions (Sportech MSA Termination) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 15, 2016	Jun. 30, 2016
Business Combinations [Abstract]
Transaction termination fee revenue	$ 75
Shares of stock reverted to Company (in shares)	4,200	4,200